Employee Benefit Plans (Stock Compensation) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2011	Dec. 31, 2010	May 29, 2008	Dec. 31, 2006	Dec. 31, 2005
Share-based Compensation Arrangement by Share-based Payment Award
Allocated Share-based Compensation Expense	$ 30	$ 23
Employee Stock Ownership Plan (ESOP), Cash Contributions to ESOP	17,000,000	14,000,000	13,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized				6,000,000		11,000,000	16,000,000	8,000,000
Stock-based compensation cost	35,000,000	27,000,000	27,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	1.10%	0.60%	1.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	26.00%	50.00%	53.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	2.60%	2.80%	3.10%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	4 years 4 months 24 days	4 years 7 months 6 days	4 years 8 months 12 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 4.67	$ 7.58	$ 5.56
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	$ 60,000,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition	1 year 8 months 12 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	9,358,740	8,967,074	20,632,021		21,826,954
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 20.15	$ 16.27	$ 13.79		$ 13.52
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	5,180,504	8,147,381	18,704,618		16,241,130
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	3,712,416	769,693	25,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 27.90	$ 22.59	$ 15.62
Exercise of stock options, shares	(3,267,937)	(12,358,474)	(1,068,934)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price	$ 18.28	$ 12.49	$ 7.31
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period	(52,813)	(76,166)	(150,999)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period, Weighted Average Exercise Price	$ 22.59	$ 22.69	$ 20.04
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number	1,913,072	2,924,738	3,012,656		2,666,901
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value	$ 22.68	$ 18.46	$ 14.78		$ 13.20
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	650,728	1,332,222	1,645,246
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 27.90	$ 22.59	$ 15.62
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period	(8,116)	(17,840)	(1,253,058)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period, Weighted Average Grant Date Fair Value	$ 17.44	$ 14.55	$ 14.75
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period	(1,654,278)	(1,402,300)	(46,433)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Weighted Average Grant Date Fair Value	$ 17.30	$ 14.78	$ 12.51